Borrowings	12 Months Ended
Apr. 30, 2025
Schedule Of Borrowings
Borrowings

12. Borrowings

	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	USD
Borrowings:
Bank borrowings, secured	1,119,444	1,827,409	1,399,885
Lease liabilities	528,585	509,455	390,267
	1,648,029	2,336,864	1,790,152

Current	442,582	500,982	383,777
Non-current	1,205,447	1,835,882	1,406,375
	1,648,029	2,336,864	1,790,152

Bank borrowings are comprised of the following:

Type	Principal amount	Maturities	Interest rate	Current	Non-current	Total	Total
April 30, 2024				SGD	SGD	SGD	USD
Working capital loan	SGD1,000,000	May 2025	2.25% per annum	209,096	17,885	226,981	166,457
Working capital loan	SGD400,000	October 2028	7.75% per annum	70,271	309,581	379,852	278,566
Insurance premium loan	USD169,000	October 2033	1.5% above USD COF 3 months	16,919	209,946	226,865	166,372
Insurance premium loan	USD111,999	December 2028	0.8% per annum above the bank’s prevailing USD Cost of Funds as determined by the bank	-	150,179	150,179	110,134
Working capital loan	SGD600,000	May 2025	2.25% per annum	125,463	10,104	135,567	99,419
				421,749	697,695	1,119,444	820,948

Type	Principal amount	Maturities	Interest rate	Current	Non-current	Total	Total
April 30, 2025				SGD	SGD	SGD	USD
Working capital loan	SGD1,000,000	May 2025	2.25% per annum	16,866	-	16,866	12,920
Working capital loan	SGD400,000	October 2028	7.75% per annum	76,594	225,977	302,571	231,785
Insurance premium loan	USD169,000	October 2033	1.5% above USD COF 3 months	18,547	182,392	200,939	153,930
Insurance premium loan	USD111,999	December 2028	0.8% per annum above the bank’s prevailing USD Cost of Funds as determined by the bank	-	146,461	146,461	112,196
Working capital loan	SGD600,000	May 2025	2.25% per annum	10,117	-	10,117	7,750
Working capital loan	SGD1,000,000	January 2030	7.75% per annum	174,618	791,822	966,440	740,340
Invoice financing	SGD181,568	June 2025	7.00% per annum	184,015	-	184,015	140,964
				480,757	1,346,652	1,827,409	1,399,885

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

12.	Borrowings (Continued)

For the years ended April 30, 2024 and 2025, the effective interest rate of the Group’s bank borrowings ranged from 2.27% to 8.03% and 2.25% to 7.75%, respectively.

At the end of the financial year, the Group’s bank borrowings are secured by:

(i)	legal assignment of life insurance policies executed by the Group in respect of the name of the director (Note 5); and
(ii)	guarantees and indemnity for all monies by a director of the Group.

Lease liabilities

Group as a lessee

The Group has lease contracts related to leasehold property loan with bank, arranged at floating interest rates. The interest rate implicit in the leases is 3.38% (2024: 2.25% to 3.38%) per annum.

Motor vehicles financing under hire purchase were fully settled during the financial year ended April 30, 2024.

(a)	Carrying amounts of right-of-use assets presented within property, plant and equipment:

	Leasehold property	Motor vehicles	Total	Total
	SGD	SGD	SGD	USD

At May 1, 2023	608,856	46,203	655,059	501,807
Depreciation	(19,854)	(18,432)	(38,286)	(29,329)
At April 30, 2024	589,002	27,771	616,773	472,478
Depreciation	(19,854)	(10,237)	(30,091)	(23,051)
Disposal	-	(1,369)	(1,369)	(1,049)
At April 30, 2025	569,148	16,165	585,313	448,378

(b)	Lease liabilities

The carrying amounts of lease liabilities as of April 30, 2024 and 2025 are SGD528,585 and SGD509,455 respectively. The movements during the years are disclosed in consolidated statements of cash flows.

At the end of the financial year, the Group’s leasehold property loan is secured by mortgage over the Group’s leasehold property (Note 4).

Details of the lease liabilities are as follows:

Type April 30, 2024	Principal amount	Maturities	Interest rate	Current	Non-current	Total	Total
				SGD	SGD	SGD	USD
Property loan	SGD612,000	August 2044	At the bank’s prevailing CPL Board Rate with monthly rests	20,833	507,752	528,585	387,639

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

12.	Borrowings (Continued)

Lease liabilities (Continued)

(b)	Lease liabilities (Continued)

Details of the lease liabilities are as follows: (Continued)

Type April 30, 2025	Principal amount	Maturities	Interest rate	Current	Non-current	Total	Total
				SGD	SGD	SGD	USD
Property loan	SGD612,000	August 2044	At the bank’s prevailing CPL Board Rate with monthly rests	20,225	489,230	509,455	390,267

(c)	Amounts relating to leases recognized in profit or loss

	April 30, 2023	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	SGD	USD

Expense relating to short-term leases (included in cost of sales)	29,806	26,320	205,465	157,396
Depreciation of leasehold property and motor vehicles	38,286	38,286	30,091	23,051
Interest expense on lease liabilities	19,571	15,470	17,457	13,373
	87,663	80,076	253,013	198,820

(d)	Total cash outflows

For the years ended April 30, 2023, 2024 and 2025, the Group had total cash outflows for leases of SGD116,685, SGD58,226 and SGD242,052 respectively.